Segmental analysis - Results by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of geographical areas [line items]
Sales and other operating revenuesa	$ 157,739	$ 105,944	[1]	$ 159,307	[1]
Production and similar taxes	1,308	695		1,547
Non-current assets	163,188	161,279		191,155
US
Disclosure of geographical areas [line items]
Sales and other operating revenuesa	53,748	27,413		47,951
Production and similar taxes	108	57		315
Non-current assets	54,395	52,493		57,757
Non-US
Disclosure of geographical areas [line items]
Sales and other operating revenuesa	103,991	78,531		111,356
Production and similar taxes	1,200	638		1,232
Non-current assets	108,793	108,786		133,398
United Kingdom
Disclosure of geographical areas [line items]
Sales and other operating revenuesa	11,248	13,836		17,169
Non-current assets	$ 19,530	$ 19,583		$ 22,881

[1]	2020 and 2019 numbers have been restated as a result of changes to the presentation of revenues and purchases relating to physically settled derivative contracts effective 1 January 2021. For more information see Note 1 Basis of preparation - Voluntary change in accounting policy.